Note 4 - Loans (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2022	2021	2021

Commercial real estate mortgages	$722,829	$757,576	$712,256
Commercial real estate loans	14,600	26,569	31,663
Point of sale loans and leases	1,439,781	1,279,576	1,008,029
Public sector and other financing	31,247	32,587	36,612
	2,208,457	2,096,308	1,788,560

Allowance for credit losses	(1,455)	(1,453)	(1,832)
Accrued interest	8,636	8,195	6,996

Total loans, net of allowance for credit losses	$2,215,638	$2,103,050	$1,793,724

Disclosure of loans by lending asset category [text block]
	As at January 31, 2022				As at October 31, 2021
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Commercial real estate mortgages	$667,949	$54,880	$-	$722,829	$694,869	$62,707	$-	$757,576
ECL allowance	949	96	-	1,045	980	134	-	1,114
EL %	0.14%	0.17%	0.00%	0.14%	0.14%	0.21%	0.00%	0.15%
Commercial real estate loans	$14,600	$-	$-	$14,600	$26,569	$-	$-	$26,569
ECL allowance	36	-	-	36	45	-	-	45
EL %	0.25%	0.00%	0.00%	0.25%	0.17%	0.00%	0.00%	0.17%
Point of sale loans and leases	$1,437,391	$2,390	$-	$1,439,781	$1,277,011	$2,565	$-	$1,279,576
ECL allowance	370	-	-	370	275	-	-	275
EL %	0.03%	0.00%	0.00%	0.03%	0.02%	0.00%	0.00%	0.02%
Public sector and other financing	$31,168	$79	$-	$31,247	$32,507	$80	$-	$32,587
ECL allowance	4	-	-	4	16	3	-	19
EL %	0.01%	0.00%	0.00%	0.01%	0.05%	3.75%	0.00%	0.06%
Loans	$2,151,108	$57,349	$-	$2,208,457	$2,030,956	$65,352	$-	$2,096,308
Total ECL allowance	1,359	96	-	1,455	1,316	137	-	1,453
Total EL %	0.06%	0.17%	0.00%	0.07%	0.06%	0.21%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$1,455	$898	$1,193	$1,675
Variance from reported ECL		(557)	(262)	220
Variance from reported ECL (%)		(38%)	(18%)	15%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(4)	4	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(28)	(24)	-	(52)
Loan originations	80	-	-	80
Derecognitions and maturities	(93)	(4)	-	(97)
Provision for (recovery of) credit losses	(31)	(38)	-	(69)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$949	$96	$-	$1,045

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(9)	-	-	(9)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(9)	-	-	(9)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$36	$-	$-	$36

Point of sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	38	(38)	-	-
Transfer in (out) to Stage 2	(58)	58	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	115	(20)	-	95
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	95	-	-	95
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$370	$-	$-	$370

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(11)	(3)	-	(14)
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	(12)	(3)	-	(15)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$4	$-	$-	$4

Total balance at end of period	$1,359	$96	$-	$1,455

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Commercial real estate mortgages
Balance at beginning of period	$1,174	$192	$-	$1,366
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(2)	2	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	67	10	-	77
Loan originations	146	-	-	146
Derecognitions and maturities	(39)	(37)	-	(76)
Provision for (recovery of) credit losses	172	(25)	-	147
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,346	$167	$-	$1,513

Commercial real estate loans
Balance at beginning of period	$137	$-	$-	$137
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(65)	-	-	(65)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(65)	-	-	(65)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$72	$-	$-	$72

Point of sale loans and leases
Balance at beginning of period	$215	$-	$-	$215
Transfer in (out) to Stage 1	20	(20)	-	-
Transfer in (out) to Stage 2	(44)	44	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	16	(24)	-	(8)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(8)	-	-	(8)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$207	$-	$-	$207

Public sector and other financing
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(17)	-	-	(17)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(17)	-	-	(17)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Total balance at end of period	$1,665	$167	$-	$1,832